Notes to the unaudited interim condensed consolidated statement of financial position - French state-guaranteed loan ("PGE") and equity recovery loans ("PPR") (Details) € in Thousands		1 Months Ended		6 Months Ended		74 Months Ended
		Jun. 30, 2022 EUR (€) loan	May 31, 2020 EUR (€) agreement	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€)
Guarantee Details
Loan obtained	[1]			€ 68,338
Repayments of borrowings				51,491	€ 1,791
Loan agreements with syndicate of French banks, under stimulus economic plan
Guarantee Details
Number of loan agreements | loan		2
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Guarantee Details
Number of loan agreements | loan		1
Total amount of loan		€ 5,300
Percentage of loan guaranteed by French state		90.00%
Equity recovery loans
Guarantee Details
Financing period of loan		8 years
Repayment period for loan		4 years
Financing from a syndicate of French banks
Guarantee Details
Number of loans obtained guaranteed by the french state | agreement			3
Loan obtained			€ 10,000
Extension of term of debt			4 years
Number of loan agreements | loan		3
Repayments of borrowings				€ 1,500	€ 1,800	€ 11,600

[1]	Net of the amount of €1.3 million advance payment related to the Lenders’ Tranche B under the Debt Financing agreement as of June 30, 2026 (see Note 4.5 – Other non-current assets).